CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 534,376	$ 483,310	$ 431,542
Cost of revenue	474,634	413,469	351,558
GROSS PROFIT	59,742	69,841	79,984
Operating expenses:
Research and development	14,508	14,372	12,325
Selling, general and administrative	62,648	61,249	56,927
Total operating expenses	77,156	75,621	69,252
OPERATING INCOME (LOSS)	(17,414)	(5,780)	10,732
Other income, net	577	1,427	1,584
INCOME (LOSS) BEFORE INCOME TAX EXPENSES	(16,837)	(4,353)	12,316
Income tax benefits (expenses)	(1,644)	452	(1,745)
NET INCOME (LOSS)	(18,481)	(3,901)	10,571
Net income (loss) attributable to non-controlling interests	(4,133)	331	3,490
NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	(14,348)	(4,232)	7,081
BASIC AND DILUTED NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V. PER SHARE
Net income (loss) attributable to ICTS International N.V.	$ (14,348)	$ (4,232)	$ 7,081
Basic weighted average number of shares	36,175,799	37,433,333	37,433,333
Net income (loss) per share attributable to ICTS International N.V. - basic	$ (0.4)	$ (0.11)	$ 0.19
Diluted weighted average number of shares	36,175,799	37,433,333	39,423,506
Net income (loss) per share attributable to ICTS International N.V. - diluted	$ (0.4)	$ (0.11)	$ 0.18
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ (18,481)	$ (3,901)	$ 10,571
Other Comprehensive Income (loss) - Translation adjustments	(283)	(147)	141
Unrealized gains (loss) on derivative instruments	105	(103)	124
Comprehensive income (loss)	(18,659)	(4,151)	10,836
Comprehensive income (loss) attributable to non-controlling interests	(4,075)	284	3,686
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	$ (14,584)	$ (4,435)	$ 7,150